CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.5%
Interactive Media & Services - 1.1%
QuinStreet Inc.	967,000	$11,289,725	*

Media - 2.4%
Gray Television Inc.	1,699,996	24,377,943	*

TOTAL COMMUNICATION SERVICES		35,667,668

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.9%
Visteon Corp.	130,180	9,452,370	*

Diversified Consumer Services - 2.8%
frontdoor Inc.	203,230	8,534,644	*
K12 Inc.	425,000	19,460,750	*

Total Diversified Consumer Services		27,995,394

Hotels, Restaurants & Leisure - 1.6%
Everi Holdings Inc.	1,050,000	5,964,000	*
Texas Roadhouse Inc.	192,710	10,828,375

Total Hotels, Restaurants & Leisure		16,792,375

Specialty Retail - 5.0%
Aaron’s Inc.	325,000	16,958,500
Lithia Motors Inc., Class A Shares	63,500	14,551,025
Murphy USA Inc.	140,677	18,627,041	*

Total Specialty Retail		50,136,566

Textiles, Apparel & Luxury Goods - 0.6%
Oxford Industries Inc.	138,400	5,942,896

TOTAL CONSUMER DISCRETIONARY		110,319,601

CONSUMER STAPLES - 3.7%
Beverages - 0.6%
MGP Ingredients Inc.	173,000	6,274,710

Food & Staples Retailing - 1.5%
Sprouts Farmers Market Inc.	580,509	15,313,827	*

Food Products - 1.1%
Sanderson Farms Inc.	97,000	10,815,015

Personal Products - 0.5%
Inter Parfums Inc.	125,909	5,148,419

TOTAL CONSUMER STAPLES		37,551,971

ENERGY - 2.5%
Energy Equipment & Services - 0.4%
Helmerich & Payne Inc.	195,000	3,476,850

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.1%
Brigham Minerals Inc., Class A Shares	563,120	$6,239,370
International Seaways Inc.	882,000	15,232,140

Total Oil, Gas & Consumable Fuels		21,471,510

TOTAL ENERGY		24,948,360

FINANCIALS - 16.8%
Banks - 6.2%
Bank OZK	630,470	15,162,803
CVB Financial Corp.	427,000	7,715,890
First Interstate BancSystem Inc., Class A Shares	352,161	10,251,407
TriState Capital Holdings Inc.	637,303	8,444,265	*
WesBanco Inc.	381,460	7,564,352
Wintrust Financial Corp.	318,590	13,635,652

Total Banks		62,774,369

Capital Markets - 0.8%
Blucora Inc.	703,000	8,288,370	*

Consumer Finance - 3.1%
Encore Capital Group Inc.	400,000	14,612,000	*
OneMain Holdings Inc.	289,573	8,310,745
Oportun Financial Corp.	552,600	7,902,180	*

Total Consumer Finance		30,824,925

Diversified Financial Services - 2.7%
Collier Creek Holdings, Class A Shares	1,045,000	13,982,100	*
East Resources Acquisition Co.	708,110	7,074,019	*
Healthcare Merger Corp., Class A Shares	753,270	6,702,162	(a)(b)

Total Diversified Financial Services		27,758,281

Insurance - 1.7%
Assured Guaranty Ltd.	340,003	7,422,265
BRP Group Inc., Class A Shares	547,770	9,558,587	*

Total Insurance		16,980,852

Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	275,000	9,853,250
Washington Federal Inc.	560,005	13,070,516

Total Thrifts & Mortgage Finance		22,923,766

TOTAL FINANCIALS		169,550,563

HEALTH CARE - 16.2%
Biotechnology - 2.8%
Akebia Therapeutics Inc.	845,000	9,438,650	*
Amarin Corp. PLC, ADR	1,694,406	10,979,751	*
Amicus Therapeutics Inc.	553,760	8,001,832	*

Total Biotechnology		28,420,233

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.7%
Quotient Ltd.	2,202,746	$17,269,528	*

Health Care Providers & Services - 7.7%
Acadia Healthcare Co. Inc.	640,000	19,078,400	*
Covetrus Inc.	695,000	15,401,200	*
Encompass Health Corp.	120,000	8,169,600
HealthEquity Inc.	285,000	14,694,600	*
R1 RCM Inc.	1,506,370	20,592,078	*

Total Health Care Providers & Services		77,935,878

Health Care Technology - 1.3%
Health Catalyst Inc.	355,040	12,390,896	*

Life Sciences Tools & Services - 1.3%
Syneos Health Inc.	209,253	13,055,295	*

Pharmaceuticals - 1.4%
Aerie Pharmaceuticals Inc.	471,590	5,451,580	*
Intra-Cellular Therapies Inc.	435,000	8,623,875	*

Total Pharmaceuticals		14,075,455

TOTAL HEALTH CARE		163,147,285

INDUSTRIALS - 12.9%
Aerospace & Defense - 0.8%
Cubic Corp.	195,000	8,190,000

Airlines - 0.8%
SkyWest Inc.	300,000	7,893,000

Commercial Services & Supplies - 0.7%
Montrose Environmental Group Inc.	320,330	6,967,177	*

Machinery - 2.2%
EnPro Industries Inc.	230,960	11,023,721
Evoqua Water Technologies Corp.	575,000	11,057,250	*

Total Machinery		22,080,971

Professional Services - 1.1%
ICF International Inc.	163,002	11,020,565

Road & Rail - 2.3%
Landstar System Inc.	94,319	11,486,168
Marten Transport Ltd.	466,821	12,426,775

Total Road & Rail		23,912,943

Trading Companies & Distributors - 5.0%
Foundation Building Materials Inc.	530,000	7,276,900	*
GATX Corp.	138,894	8,471,145
MRC Global Inc.	932,160	5,546,352	*
Rush Enterprises Inc., Class A Shares	231,000	10,990,980

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - continued
Textainer Group Holdings Ltd.	894,123	$7,546,398	*
Triton International Ltd.	332,501	10,463,807

Total Trading Companies & Distributors		50,295,582

TOTAL INDUSTRIALS		130,360,238

INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment, Instruments & Components - 3.3%
Itron Inc.	250,120	17,398,347	*
Littelfuse Inc.	43,500	7,727,775
nLight Inc.	330,000	7,646,100	*

Total Electronic Equipment, Instruments & Components		32,772,222

IT Services - 7.1%
CSG Systems International Inc.	223,000	9,394,990
EVERTEC Inc.	514,438	15,973,300
NIC Inc.	427,090	9,361,813
Switch Inc., Class A Shares	527,000	9,480,730
TTEC Holdings Inc.	231,000	10,963,260
WNS Holdings Ltd., ADR	261,804	16,744,984	*

Total IT Services		71,919,077

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries Inc.	211,734	15,577,270	*
Semtech Corp.	186,712	10,405,460	*
Tower Semiconductor Ltd.	557,789	11,992,464	*

Total Semiconductors & Semiconductor Equipment		37,975,194

Software - 6.1%
2U Inc.	371,665	17,503,563	*
CommVault Systems Inc.	388,000	17,103,040	*
Pluralsight Inc., Class A Shares	470,520	9,960,909	*
Rapid7 Inc.	215,290	12,824,825	*
Vertex Inc., Class A Shares	196,240	4,623,414	*

Total Software		62,015,751

TOTAL INFORMATION TECHNOLOGY		204,682,244

MATERIALS - 2.5%
Containers & Packaging - 1.2%
Silgan Holdings Inc.	307,120	11,747,340

Metals & Mining - 1.3%
Commercial Metals Co.	660,000	13,648,800

TOTAL MATERIALS		25,396,140

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Brandywine Realty Trust	670,000	7,256,100

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
Kite Realty Group Trust		744,300	$7,346,241
Lexington Realty Trust		1,490,003	17,284,035
Outfront Media Inc.		493,970	7,118,108
Physicians Realty Trust		847,130	15,282,225

RLJ Lodging Trust		667,000	5,342,670

TOTAL REAL ESTATE			59,629,379

UTILITIES - 4.5%
Electric Utilities - 1.1%
PNM Resources Inc.		258,728	10,926,083

Independent Power and Renewable Electricity Producers - 1.7%
NextEra Energy Partners LP		272,000	16,918,400

Multi-Utilities - 1.7%
Black Hills Corp.		295,000	17,068,700

TOTAL UTILITIES			44,913,183

TOTAL COMMON STOCKS (Cost - $893,064,591)			1,006,166,632

INVESTMENTS IN UNDERLYING FUNDS - 0.4%
PennantPark Investment Corp. (Cost - $9,218,183)		1,343,997	4,099,191	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $902,282,774)			1,010,265,823

	RATE
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	6,820,140	6,820,140
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	1,705,035	1,705,035	(d)
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,525,175)			8,525,175

TOTAL INVESTMENTS - 101.0% (Cost - $910,807,949)			1,018,790,998
Liabilities in Excess of Other Assets - (1.0)%			(9,664,869)

TOTAL NET ASSETS - 100.0%			$1,009,126,129

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Restricted security (Note 3).

(c)	Security is a business development company.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $1,705,035 and the cost was $1,705,035 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$162,848,401	$6,702,162	—	$169,550,563
Other Common Stocks	836,616,069	—	—	836,616,069
Investments in Underlying Funds	4,099,191	—	—	4,099,191

Total Long-Term Investments	1,003,563,661	6,702,162	—	1,010,265,823

Short-Term Investments†	8,525,175	—	—	8,525,175

Total Investments	$1,012,088,836	$6,702,162	—	$1,018,790,998

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$56,239,309	56,239,309	$54,534,274	54,534,274	—	$41,483	—	$1,705,035

8

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2020	Value Per Share	Percent of Net Assets
Healthcare Merger Corp., Class A Shares	753,270	7/20	$7,532,700	$6,702,162	$8.90	0.66%

9